Profit and loss information - Narrative (Details) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024 EUR (€) employee	Sep. 30, 2023 EUR (€) employee	Sep. 30, 2024 EUR (€) employee	Sep. 30, 2023 EUR (€) employee	Mar. 31, 2024 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Average number of employees | employee	2,038	1,907	2,008	1,871
Depreciation, property, plant and equipment	€ 5,300	€ 2,900	€ 9,400	€ 6,300
Amortisation, intangible assets other than goodwill	7,100	5,900	13,700	11,400
Net finance costs	(14,197)	(13,907)	(2,150)	(24,576)
Bank borrowings (including amortization of capitalized financing fees)	14,000	13,000	28,800	24,300
Other finance cost	700	300	3,400	1,000
Foreign exchange loss	2,000	2,500		2,400
Interest Income On Interest Rate Swap		700		1,600
Interest income on deposits	300	1,300	700	2,300
Other finance income	1,400	€ 600		€ 900
Borrowings	561,582		561,582		€ 588,867
Deferred tax expense (income)			(3,300)
Senior Security Term Loan | Gain on Terms Modification
Disclosure of attribution of expenses by nature to their function [line items]
Borrowings	€ 27,202		€ 27,202		€ 0